Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Income Statement [Abstract]
Revenues		$ 29,472
Cost of revenues		(14,304)
Gross profit		15,168
Operating expenses
Sales and marketing expenses		(244,353)		(716,264)		(1,771,614)
General and administrative expenses		(3,247,350)		(1,838,740)		(1,657,879)
Research and development expenses		(656,363)		(832,565)		(1,459,828)
Total operating expenses		(4,148,066)		(3,387,569)		(4,889,321)
Loss from operations		(4,132,898)		(3,387,569)		(4,889,321)
Other income (expense)
Other income, net		17,831		24,644
Interest income		22,640		82,268		12,743
Interest expense				(95,753)		(22,428)
Total other income (expense), net		40,471		11,159		(9,685)
Loss before income taxes		(4,092,427)		(3,376,410)		(4,899,006)
Income tax expense
Net loss		(4,092,427)		(3,376,410)		(4,899,006)
Other comprehensive (loss) income
Foreign currency translation adjustment		(11,954)		(23,847)		1,111
Comprehensive loss		$ (4,104,381)		$ (3,400,257)		$ (4,897,895)
Weighted average number of ordinary shares outstanding*
Basic		8,908,040	[1]	6,080,847	[1]	4,500,000	[2]
Diluted		8,908,040	[1]	6,080,847	[1]	4,500,000	[2]
Loss per share*
Basic	[2]	$ (0.44)		$ (0.54)		$ (1.09)
Diluted	[2]	$ (0.44)		$ (0.54)		$ (1.09)

[1]	Excluding 450,000 holdback shares subject to surrender and forfeiture.
[2]	Retroactively restated to reflect the reverse recapitalization as described in Note 4.